Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,669,717	$ 7,990,545
Nonaccrual loans by portfolio segment	87,431	131,299
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,572,244	5,373,950
Nonaccrual loans by portfolio segment	74,067	100,460
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,060	130,778
Nonaccrual loans by portfolio segment	1,477	4,560
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	385,824	302,722
Nonaccrual loans by portfolio segment	0	0
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	80,359	81,660
Nonaccrual loans by portfolio segment	811	2,903
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,130	124,984
Nonaccrual loans by portfolio segment	2,637	3,337
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	920,285	835,598
Nonaccrual loans by portfolio segment	1,742	6,573
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	752,957	625,293
Nonaccrual loans by portfolio segment	5,106	11,736
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	434,088	326,450
Nonaccrual loans by portfolio segment	7	477
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	134,455	133,631
Nonaccrual loans by portfolio segment	795	263
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	138,315	55,479
Nonaccrual loans by portfolio segment	789	990
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,321,591	7,509,967
Grade as percentage of total gross assets	99.00%	98.30%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,486,136	5,258,688
Grade as percentage of total gross assets	98.70%	98.10%
Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	138,583	126,218
Grade as percentage of total gross assets	98.90%	96.50%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	385,824	302,722
Grade as percentage of total gross assets	100.00%	100.00%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	77,021	74,872
Grade as percentage of total gross assets	99.00%	96.30%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	105,986	118,334
Grade as percentage of total gross assets	97.60%	97.30%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	915,544	825,111
Grade as percentage of total gross assets	99.80%	99.20%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	586,230	389,423
Grade as percentage of total gross assets	99.10%	97.10%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	379,219	256,525
Grade as percentage of total gross assets	100.00%	99.80%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,247	111,923
Grade as percentage of total gross assets	99.30%	99.80%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	131,801	46,151
Grade as percentage of total gross assets	99.40%	97.90%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	147,311	213,616
Nonaccrual loans by portfolio segment	87,431	131,299
Percentage of total gross loans	1.00%	1.70%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	74,067	100,460
Percentage of total gross loans	1.30%	1.90%
Non-Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	1,477	4,560
Percentage of total gross loans	1.10%	3.50%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	0	0
Percentage of total gross loans	0.00%	0.00%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	811	2,903
Percentage of total gross loans	1.00%	3.70%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	2,637	3,337
Percentage of total gross loans	2.40%	2.70%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	1,742	6,573
Percentage of total gross loans	0.20%	0.80%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	5,106	11,736
Percentage of total gross loans	0.90%	2.90%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	7	477
Percentage of total gross loans	0.00%	0.20%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	795	263
Percentage of total gross loans	0.70%	0.20%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 789	$ 990
Percentage of total gross loans	0.60%	2.10%